General	12 Months Ended
Dec. 31, 2022
Disclosure Of General Information About Financial Statements Text Block Abstract
GENERAL

NOTE 1:- GENERAL

a.	General:

Formula Systems (1985) Ltd. (“Formula” or the “Company”) was incorporated in Israel and began its business operations in 1985. Since 1991, Formula’s ordinary shares, par value NIS 1 per share, have been traded on the Tel-Aviv Stock Exchange (“TASE”), and, in 1997, began trading through American Depositary Shares (“ADSs”) under the symbol “FORTY” on the Nasdaq Global Market in the United States until January 3, 2011, at which date the listing of Formula’s ADSs was transferred to the Nasdaq Global Select Market (“Nasdaq”). Each ADS represents one ordinary share of Formula. The Company is considered an Israeli resident. The controlling shareholder of the Company is Asseco Poland S.A. (“Asseco”), a Polish public company, whose shares are traded on the Warsaw Stock Exchange, that offers comprehensive, proprietary IT solutions for all sectors of the economy.

b.	Formula is a global information technology group providing software services, proprietary and non-proprietary software solutions, software product marketing and support, computer infrastructure and integration solutions and training, integration and digital advertising solutions (the “Group”). The Group manages and operates its businesses through eight directly held subsidiaries; Matrix IT Ltd. (“Matrix”), Sapiens International Corporation N.V (“Sapiens”), Magic Software Enterprises Ltd. (“Magic Software”), Zap Group Ltd. (“ZAP Group”), Insync Staffing Solutions, Inc. (“Insync”), Michpal Micro Computers (1983) Ltd. (“Michpal”), Ofek Aerial Photography Ltd. (“Ofek”) and Shamrad Electronic (1997) Ltd (“Shamrad”) and one jointly controlled entity: TSG IT Advanced Systems Ltd. (“TSG”).

c.	The following table presents the ownership of the Company’s eight directly held subsidiaries and one jointly controlled entity directly held as of the dates indicated (the list consists only of active companies):

	Percentage of ownership
	December 31,
	2022	2021
Matrix IT	48.69	48.92
Sapiens	44.10	43.64
Magic Software	46.26	45.59
Insync	90.09	90.09
Michpal	100.00	100.00
TSG(1)	50.00	50.00
Ofek	80.00	80.00
ZAP Group	100.00	100.00
Shamrad	100.00	-

(1)	TSG’s results of operations are reflected in the Company’s results of operations using the equity method of accounting.

d.	Definitions:

In these financial statements:

The Company or Formula	-	Formula Systems (1985) Ltd.

The Group	-	Formula Systems (1985) Ltd. and its investees.

Subsidiaries	-	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company.

Jointly controlled entities	-	Companies owned by various entities that have a contractual arrangement for joint control and are accounted for using the equity method of accounting.

Associates	-	Companies over which the Company has significant influence and that are not subsidiaries. The Company’s investment therein is included in the financial statements using the equity method of accounting.

Investees	-	Subsidiaries, jointly controlled entities, and associates.

Interested parties and controlling shareholder	-	As defined in the Israeli Securities Regulations (Annual Financial Statements), 2010.

Related parties	-	As defined in IAS 24.